PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ₪ in Thousands, $ in Thousands	84 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Investment grants	$ 36
Aggregate investment grants received			$ 285,930	$ 284,406
Israel, New Shekels INS [Member]
Property, Plant and Equipment [Line Items]
Investment grants | ₪		₪ 145